NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The Company’s computation of basic and diluted loss per share for the six months ended June 30, 2012 and 2011, respectively, excludes the following potentially dilutive securities because the effect of their inclusion would be anti-dilutive.

	2012	2011

Convertible debt	3,691,261	1,374,461
Stock warrants	31,312,414	25,132,846
	35,003,675	26,507,307